Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2021 and 2022, the Group had a restricted cash balance approximately RMB2,878.0 million and RMB2,699.3 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Customer deposit of NetEase Pay accounts	2,091.3	2,627.5
Deposit required by the PRC government authorities related to Youdao’s educational services	749.8	0.9
Others	36.9	70.9
Total	2,878.0	2,699.3

Schedule of movements of the allowance for expected credit losses

The following table sets out the movements of the allowance for expected credit losses for the years ended December 31, 2020, 2021 and 2022 (in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of year	77,147	113,253	369,982
Provisions	40,600	265,930	61,393
Write-offs	(4,494)	(9,201)	(28,015)
Balance at the end of year	113,253	369,982	403,360

Schedule of property, equipment and software useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life

License right	over the license period
Technology	7-10 years
Trademark	10 years